Disclosures on financial instruments Capital risk management	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Disclosures on financial instruments Capital risk management

12. Disclosures on financial instruments Capital risk management

The Company manages its capital with the aim of ensuring that the Company can operate under the going concern assumption and at the same time maximizing the income of the Company’s stakeholders by optimizing the ratio of equity to debt. The Company’s capital structure consists of net debt and the Company’s equity. This is made up of the equivalent value of issued shares, the capital reserve and the balance sheet carry-forward. The Company is not subject to any externally imposed capital requirements.

Liquidity risk management

Ultimately, responsibility for liquidity risk management lies with the Board of Directors, which has developed an appropriate concept for managing short, medium and long-term financing and liquidity requirements.

Market risks

Currency risks

Changes in exchange rates can lead to losses in the value of financial instruments and to adverse changes in future cash flows from planned transactions. Due to the current focus of the Company’s business on Switzerland and Germany, there are currently primarily

Currency risks from the CHF to EUR exchange rate. Based on the transactions planned to date and the existing financial instruments, the effect of an exchange rate change of +/- 10% is expected to be around +/-300,000 estimated.

Interest rate risks

Interest rate risks exist due to potential changes in market interest rates and can lead to a change in the fair value of fixed interest financial instruments and fluctuations in interest payments for variable-interest financial instruments. The following table shows that there is currently no significant interest rate risk for the Company.

Cluster risk

The Company holds its cash and cash equivalents at various commercial banks with at least an A rating.

Categories of financial instruments:

	December 31, 2025		December 31, 2024
Financial assets
Cash and cash equivalents	₣	1,613,989	₣	5,362,638
Financial assets measured at amortized cost	₣	1,270,594	₣	243,688

	December 31, 2025		December 31, 2024
Financial liabilities
Financial liabilities measured at amortized cost	₣	2,681,092	₣	587,389